Assets Contributed (Details Textual) - USD ($)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Dec. 23, 2013
Assets Contributed (Textual)
Assets contributed		$ 2,492,306
Liabilities assumed		$ 2,317,469
Net assets contributed	$ 154,709
Grove Realty Partners, LLC and Walker Partners, LLC [Member]
Assets Contributed (Textual)
Percentaga of equity interest			100.00%
Total consideration	$ 3,000